Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of Percentage of the Company's Equity Interest
	Control	Dec. 31, 2024	Dec. 31, 2023
Cemig Geração e Transmissão	Controlled	-	-
Guanhães Energia S.A. ("Guanhães Energia") (1)	Jointly controlled	172	222
Hidrelétrica Cachoeirão S.A. ("Hidrelétrica Cachoeirão")	Jointly controlled	45	47
Hidrelétrica Pipoca S.A. ("Hidrelétrica Pipoca")	Jointly controlled	54	47
Aliança Norte Participações S.A. ("Aliança Norte") (2)	Jointly controlled	419	536
Aliança Geração de Energia S.A. ("Aliança Geração") (3)	Jointly controlled	-	1,172
Amazônia Energia Participações S.A. ("Amazônia Energia") (2)	Jointly controlled	697	819
Paracambi Energética S.A. ("Paracambi") (former Lightger)	Jointly controlled	105	112
Transmissora Aliança de Energia Elétrica S.A. ("Taesa")	Jointly controlled	1,615	1,565
Cemig Sim	Controlled
UFVs (4)	Jointly controlled	114	112
Total		3,221	4,632

(1)

On September 19, 2023, the Extraordinary General Meeting of Guanhães Energia approved the reduction of share capital in the amount of R$235, of which R$137 was destined for absorbing losses and R$98 for restitution to shareholders. Cemig GT's share corresponds to R$48 was received in 2024.

(2)	Indirect interest in the Belo Monte plant through these investees.
(3)	On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.
(4)	Set of photovoltaics business, in which the investee Cemig Sim has an interest.

Schedule of Changes in Dividends Receivable

Movement in Dividends receivable

Balances at December 31, 2021	335
Dividends proposed by investees	519
Amounts received	(708)
Balances at December 31, 2022	146
Dividends proposed by investees	496
Amounts received	(592)
Balances at December 31, 2023	50
Dividends proposed by investees	423
Withholding income tax on Interest on equity	(13)
Amounts received	(349)
Balances at December 31, 2024	111

Schedule of Subsidiaries and Jointly Controlled Entities Percentage by the Company's Ownership Interest

Main information on the subsidiaries, jointly controlled entities and affiliates not adjusted for the percentage represented by the Company’s ownership interest:

Investee	Numbers of shares	Dec. 31, 2024			Dec. 31, 2023
		Cemig interest (%)	Share capital	Equity	Cemig interest (%)	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	5,474	11,665	100.00	5,474	8,893
Hidrelétrica Cachoeirão	35,000,000	49.00	35	96	49.00	35	96
Guanhães Energia	548,626,000	49.00	549	419	49.00	549	373
Hidrelétrica Pipoca	41,360,000	49.00	41	97	49.00	41	95
Parajuru	35,000,000	100.00	35	107	100.00	86	158
Volta do Rio	160,000,000	100.00	160	200	100.00	275	248
Paracambi	79,078,937	49.00	57	83	49.00	79	123
Aliança Norte	42,028,825,151	49.00	1,210	1,007	49.00	1,210	1,084
Amazônia Energia (1)	1,323,819,670	74.50	1,323	1,099	74.50	1,323	1,189
UFV Boa Esperança (2)	402,296,837	100.00	402	405	100.00	-	-
Cemig Geração Itutinga	151,309,332	100.00	148	284	100.00	151	231
Cemig Geração Camargos	113,499,102	100.00	101	200	100.00	113	183
Cemig Geração Sul	148,146,505	100.00	61	163	100.00	148	252
Cemig Geração Leste	100,568,929	100.00	51	91	100.00	101	168
Cemig Geração Oeste	60,595,484	100.00	7	101	100.00	61	126
Rosal Energia	46,944,467	100.00	47	109	100.00	47	123
Sá Carvalho	361,200,000	100.00	37	97	100.00	37	138
Horizontes Energia	10,000,000	100.00	4	13	100.00	39	61
Cemig PCH	6,000,000	100.00	6	48	100.00	46	99
Cemig Geração Poço Fundo	159,084,895	100.00	159	162	100.00	139	172
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	3,000,000	100.00	3	21	100.00	-	11
Cemig Trading	4,000,000	100.00	4	6	100.00	1	6
Centroeste	28,000,000	100.00	28	135	100.00	28	120
UFV Três Marias	6,887,499	100.00	35	38	100.00	-	-
Cemig Distribuição	2,359,113,452	100.00	6,964	11,281	100.00	5,372	7,105
Taesa	1,033,496,721	21.68	3,042	6,679	21.68	3,042	6,570
Gasmig	306,941,598	99.57	665	1,231	99.57	665	1,373
Cemig Sim	657,647,242	100.00	658	755	100.00	175	199
Sete Lagoas	36,857,080	100.00	51	91	100.00	37	73

(1)	Indirect participation in Belo Monte Plant through this investee.
(2)	On October 29, 2024 an EGM approved change of the name of Cemig Baguari S.A. to UFV Boa Esperança S.A.

Schedule of Acquisition of Equity Interests

The main balances for the affiliated and jointly controlled entities on December 31, 2024

2024	Taesa	Paracambi	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca
Assets
Current	2,316	12	11	21
Cash and cash equivalents	608	4	5	15
Non-current	16,266	95	84	94
Total assets	18,582	107	95	115

Liabilities
Current	1,984	11	3	4
Loans	4	9	-	1
Non-current	9,353	22	-	-
Loans	95	22	-	-
Equity	7,246	74	92	110
Total liabilities and equity	18,583	107	95	114

Statement of income
Net sales revenue	2,227	63	37	45
Cost of sales	463	13	25	1
Depreciation and amortization	4	4	-	4
Gross income (loss)	2,690	76	62	46
General and administrative expenses	273	2	-	2
Finance income	426	2	1	-
Finance expenses	1,742	3	-	-
Operational income (loss)	5,131	83	63	48
Share of (loss) income, net, of subsidiaries and joint ventures	1,212	-	-	-
Income tax and social contribution tax	312	3	-	2
Net income (loss) for the year	6,655	86	63	50

Net income (loss) for the year	6,655	86	63	50
Comprehensive income (loss) for the year	6,655	86	63	50
2024	Aliança Norte	Guanhães Energia	Amazônia Energia
Assets
Current	1	24	-
Cash and cash equivalents	1	9	-
Non-current	907	356	991
Total assets	908	380	991

Liabilities
Current	-	16	-
Loans	-	-	-
Non-current	9	13	1
Loans	-	-	-
Equity	899	352	98
Total liabilities and equity	908	381	99

Statement of income
Net sales revenue	-	-	117
Cost of sales	-	-	-
Depreciation and amortization	-	-	-
Gross income (loss)	-	-	117
General and administrative expenses	109	-	1
Finance income	-	1	-
Finance expenses	-	-	-
Operational income (loss)	109	1	118
Share of (loss) income, net, of subsidiaries and joint ventures	-	23	-
Income tax and social contribution tax	-	-	-
Net income (loss) for the year	109	24	118

Net income (loss) for the year	109	24	118
Comprehensive income (loss) for the year	109	24	118

The main balances for the affiliated and jointly controlled entities on December 31, 2023

2023	Taesa	Paracambi (formely Lightger)	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Aliança Norte (1)
Assets
Current	2,745	24	11	11	-
Cash and cash equivalents	1,144	17	7	6	-
Non-current	14,833	100	86	95	1,015
Total assets	17,578	124	97	106	1,015

Liabilities
Current	1,617	11	7	8	-
Loans	-	9	-	7	-
Non-current	9,282	30	-	1	8
Loans	368	30	-	1	-
Equity	6,679	83	90	97	1,007
Total liabilities and equity	17,578	124	97	106	1,015

Statement of income
Net sales revenue	1,345	60	38	46	-
Cost of sales	(196)	(16)	(15)	(12)	-
Depreciation and amortization	(6)	(12)	(4)	(4)	-
Gross income (loss)	1,149	44	23	34	-
General and administrative expenses	(179)	(2)	-	(1)	(77)
Finance income	370	7	3	3	-
Finance expenses	(1,623)	(4)	-	(1)	-
Operational income (loss)	(283)	45	26	35	(77)
Share of (loss) income, net, of subsidiaries and joint ventures	1,181	—	—	-	-
Income tax and social contribution tax	470	(4)	(2)	(3)	-
Net income (loss) for the year	1,368	41	24	32	(77)

Comprehensive income (loss) for the year
Net income (loss) for the year	1,368	41	24	32	(77)
Comprehensive income (loss) for the year	1,368	41	24	32	(77)

(1)	At the year ended December 31, 2023, Company has assessed all relevant aspects related to going concern and no triggers of impairment were found.

2023	Guanhães Energia	Amazônia Energia	Aliança Geração	Usina Hidrelétrica Itaocara S.A.
Assets
Current	1,534	-	583	3
Cash and cash equivalents	112	-	348	3
Non-current	4,735	1,108	3,701	12
Total assets	6,269	1,108	4,284	15

Liabilities
Current	143	8	829	-
Loans	69	-	180	-
Non-current	1,151	-	1,767	-
Loans	941	-	993	-
Equity	4,975	1,100	1,688	15
Total liabilities and equity	6,269	1,108	4,284	15

Statement of income
Net sales revenue	60	-	1,149	-
Cost of sales	(39)	-	(472)	(1)
Depreciation and amortization	(21)	-	(131)	-
Gross income (loss)	21	-	677	(1)
General and administrative expenses	-	-	(51)	-
Finance income	15	-	50	-
Finance expenses	(10)	-	(171)	-
Operational income (loss)	26	-	505	(1)
Share of (loss) income, net, of subsidiaries and joint ventures	-	(83)	23	-
Income tax and social contribution tax	(7)		(170)	-
Net income (loss) for the year	19	(83)	358	(1)

Comprehensive income (loss) for the year
Net income (loss) for the year	19	(83)	358	(1)
Comprehensive income (loss) for the year	19	(83)	358	(1)

The main balances for the affiliated and jointly controlled entities on December 31, 2022

2022	Taesa	Paracambi (formely Lightger)	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo
Assets
Current	2,261	63	15	20	63
Cash and cash equivalents	760	60	11	14	49
Non-current	13,198	109	91	98	338
Total assets	15,459	172	106	118	401

Liabilities
Current	817	11	1	8	25
Loans	1,957	9	-	7	14
Non-current	8,045	38	1	7	45
Loans	372	38	-	7	28
Equity	6,597	123	104	103	331
Total liabilities and equity	15,459	172	106	118	401

Statement of income
Net sales revenue	1,621	62	43	45	77
Cost of sales	(176)	(17)	(12)	(10)	(4)
Depreciation and amortization	(9)	(12)	(3)	-	(9)
Gross income (loss)	1,445	45	31	35	73
General and administrative expenses	(197)	(2)	-	(1)	(3)
Finance income	652	6	4	3	10
Finance expenses	(1,700)	(4)	-	(1)	(5)
Operational income (loss)	200	45	35	36	75
Share of (loss) income, net, of subsidiaries and joint ventures	925	-	-	-	-
Income tax and social contribution tax	324	(4)	(3)	(3)	(26)
Net income (loss) for the year	1,449	41	32	33	49

Comprehensive income (loss) for the year
Net income (loss) for the year	1,449	41	32	33	49
Comprehensive income (loss) for the year	1,449	41	32	33	49

2022	Aliança Norte	Guanhães Energia	Amazônia Energia	Madeira Energia	Baguari Energia
Assets
Current	-	132	-	1,819	83
Cash and cash equivalents	-	3	-	924	10
Non-current	1,092	376	1,191	20,953	205
Total assets	1,092	508	1,191	22,772	288

Liabilities
Current	-	38	2	2,571	25
Loans	-	12	-	655	-
Non-current	8	97	-	19,972	24
Loans	-	80	-	13,546	-
Equity	1,084	373	1,189	229	239
Total liabilities and equity	1,092	508	1,191	22,772	288

Statement of income
Net sales revenue	-	57	-	4,137	81
Cost of sales	-	(45)	-	(3,451)	(31)
Depreciation and amortization	-	(16)	-	-	(10)
Gross income (loss)	-	12	-	686	50
General and administrative expenses	(65)	-	-	(150)	-
Finance income	-	90	-	361	10
Finance expenses	-	(11)	-	(3,521)	-
Operational income (loss)	(65)	91	-	(2,624)	60
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	(63)	-	-
Income tax and social contribution tax	-	(32)	-	(222)	(20)
Net income (loss) for the year	(65)	59	(63)	(2,846)	40

Comprehensive income (loss) for the year
Net income (loss) for the year	(65)	59	(63)	(2,846)	40
Comprehensive income (loss) for the year	(65)	59	(63)	(2,846)	40

2022	Aliança Geração	Usina Hidrelétrica Itaocara S.A.	UFV Janaúba	UFV Corinto	UFV Manga
Assets
Current	724	4	4	2	2
Cash and cash equivalents	449	4	3	1	1
Non-current	3,468	11	17	17	20
Total assets	4,192	15	21	19	22

Liabilities
Current	383	-	2	-	-
Loans	136	-	2	-	-
Non-current	1,489	-	12	1	1
Loans	713	-	11	-	-
Equity	2,320	15	7	18	21
Total liabilities and equity	4,192	15	21	19	22

Statement of income
Net sales revenue	1,109	-	-	6	7
Cost of sales	(608)	-	5	(1)	(1)
Depreciation and amortization	(124)	-	(1)	-	-
Gross income (loss)	501	-	5	5	6
General and administrative expenses	(43)	-	-	-	-
Finance income	61	-	-	-	-
Finance expenses	(109)	(7)	(1)	-	-
Operational income (loss)	410	(7)	4	5	6
Share of (loss) income, net, of subsidiaries and joint ventures	11	-	-	-	-
Income tax and social contribution tax	(139)	-	(1)	(1)	(1)
Net income (loss) for the year	282	(7)	3	4	5

Comprehensive income (loss) for the year
Net income (loss) for the year	282	(7)	3	4	5
Comprehensive income (loss) for the year	282	(7)	3	4	5

2022	UFV Bonfinópolis II	UFV Lagoa Grande	UFV Lontra	UFV Olaria 1	UFV Mato Verde	UFV Mirabela
Assets
Current	2	3	4	1	1	1
Cash and cash equivalents	1	1	2	1	1	—
Non-current	12	23	27	13	11	9
Total assets	14	26	31	14	12	10

Liabilities
Current	-	-	1	-	-	-
Loans	-	-	-	-	-	-
Non-current	1	1	1	1	-	-
Loans	-	-	-	1	-	-
Equity	13	25	29	13	12	10
Total liabilities and equity	14	26	31	14	12	10

Statement of income
Net sales revenue	-	8	10	2	4	3
Cost of sales	(1)	(1)	(1)	(1)	(1)	(1)
Depreciation and amortization	-	-	-	(1)	-	-
Gross income (loss)	(1)	7	9	1	3	2
General and administrative expenses	-	-	-	-	-	-
Finance income	1	-	-	-	-	-
Finance expenses	-	-	-	-	-	-
Operational income (loss)	-	7	9	1	3	2
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	3	(1)	(1)	-	-	-
Net income (loss) for the year	3	6	8	1	3	2

Comprehensive income (loss) for the year
Net income (loss) for the year	3	6	8	1	3	2
Comprehensive income (loss) for the year	3	6	8	1	3	2

2022	UFV Porteirinha I	UFV Porteirinha II	UFV Brasilândia	UFV Apolo 1	UFV Campo Lindo 1	UFV Campo Lindo 2
Assets
Current	1	2	3	1	1	1
Cash and cash equivalents	-	1	2	-	-	1
Non-current	11	11	28	8	13	13
Total assets	12	13	31	9	14	14

Liabilities
Current	-	-	4	-	-	-
Loans	-	-	-	-	-	-
Non-current	1	1	1	-	1	1
Loans	1	-	3	-	1	1
Equity	11	12	26	9	13	13
Total liabilities and equity	12	13	31	9	14	14

Statement of income
Net sales revenue	4	4	8	2	3	2
Cost of sales	(1)	(1)	(2)	(1)	(1)	(1)
Depreciation and amortization	-	-	-	-	(1)	(1)
Gross income (loss)	3	3	6	1	2	1
General and administrative expenses	-	-	-	-	-	-
Finance income	-	-	1	-	-	-
Finance expenses	-	-	-	-	-	-
Operational income (loss)	3	3	7	1	2	1
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	-	-	(1)	-	-	-
Net income (loss) for the year	3	3	6	1	2	1

Comprehensive income (loss) for the year
Net income (loss) for the year	3	3	6	1	2	1
Comprehensive income (loss) for the year	3	3	6	1	2	1

Schedule of Measurements of Fair Value of Assets and Liabilities

The value of the acquisition was R$40 and the accounting effects are presented below.

Acquisition cost	Jequitibá II photovoltaic plant
Equity value	45
Added value (fair value – book value)	5
Fair value of net assets	50
Advantageous purchase	(10)
Total value of the consideration	40

The value of the acquisition was R$43 and the accounting effects are presented below.

Acquisition cost	Jequitibá I photovoltaic plant
Equity value	44
Added value (fair value – book value)	3
Fair value of net assets	47
Advantageous purchase	(4)
Total value of the consideration	43

Schedule of Fair Value Off the Contingent Consideration

The summary of the measurement at fair value of the assets and liabilities acquired is as follows:

Assets	Fair value on acquisition date	Liabilities	Fair value on acquisition date
Non-current	55	Non-current	5
PP&E	43	Other liabilities	5
Intangible	7
Operating rights	5
		Total net assets at fair value	50
Assets	Fair value on acquisition date	Liabilities	Fair value on acquisition date
Non-current	53	Non-current	6
PP&E	44	Other liabilities	6
Intangible	6
Operating rights	3
		Total net assets at fair value	47